Common Stock Options	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Common Stock Options

(6) Common Stock Options

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of July 24, 2012, increased the number of shares authorized for issuance under the Plan to a total of 7,600,000 shares. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant. As of October 27, 2012, 5,046,157 stock options or restricted shares were available for grant.

On May 23, 2012, the Company’s board of directors, in accordance with the Plan’s documents, approved an equitable adjustment to all options outstanding on the date of the Company’s dividend declaration to reflect the dividend value received by the Company’s common and preferred shareholders. The exercise price of each outstanding option was reduced by $2.02. The adjustment did not result in additional compensation expense given the adjustment was required under the Plan’s documents and there was no increase in the fair value of the awards before and after payment of the dividend and adjustment of the awards.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (“Vested Options”) or were not currently vested and exercisable (“Unvested Options”).

On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested Options and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the balance sheets. As of October 27, 2012, $392 was recorded as a deposit liability.

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, January 28, 2012	141,927	$1,131
Vested	(95,347)	(719)
Repurchases upon employee termination	(3,308)	(20)

Unvested, October 27, 2012	43,272	$392

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 28, 2012	2,627,955	$6.47	9.0
Granted	642,210	15.09
Forfeited	(93,266)	9.19
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	—	—

Balance at October 27, 2012 (1)	1,156,279	$9.57	9.4

Exercisable at October 27, 2012	10,408	$6.31	8.1

(1)	The weighted-average exercise price at October 27, 2012 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012, as described above.

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012
Expected volatility	50.0%	50.0%
Risk-free interest rate	2.1%	1.4%
Expected life of options	7.0 years	6.3 years
Expected dividend yield	—	—

The Company uses the simplified method to estimate the expected term of the option. Expected volatility was based upon historical volatility analysis of public company peers, and the risk-free rate for the expected term of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, for the thirty-nine weeks ended October 29, 2011 and October 27, 2012 was $3.45 and $7.54 respectively.

As of October 27, 2012, there was $16,209 of total unrecognized compensation costs related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted average vesting period of 1.7 years.

(6) Common Stock Options

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the Plan) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of October 13, 2010, increases the number of shares available for issuance under the Plan to 4,716,727 shares of authorized but unissued common stock. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (Vested Options) or were not currently vested and exercisable (Unvested Options). The Company recorded $4,309 of additional compensation cost in Fiscal 2010 to reflect the incremental value associated with the modification of the options, which was primarily related to the value of the dividends received by the exercisers before the original vesting date (see below).

On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the accompanying balance sheets. As of January 29, 2011 and January 28, 2012, $1,860 and $1,131 respectively, was recorded as a deposit liability. Due to the modification of the options to allow early exercise, dividends received by the exercisers before the original vesting date were recorded as additional compensation expense.

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested, January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested, January 28, 2012	141,927	$1,131

Stock option activity under the Plan was as follows:

	Shares available for grant	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 31, 2009	100,395	762,012	$3.41
Granted	(121,446)	121,446	3.47
Forfeited	42,155	(42,155)	3.47
Exercised	—	(443)	3.47

Balance at January 30, 2010	21,104	840,860	3.41	6.9
Increase in authorized shares	3,799,827	—	—
Granted	(2,427,690)	2,427,690	6.93
Forfeited	6,736	(6,736)	3.88
Exercised	—	(1,125,629)	5.64

Balance at January 29, 2011	1,399,977	2,136,185	6.31	9.7
Granted	(611,313)	611,313	7.03
Forfeited	119,543	(119,543)	6.40
Exercised	—	—	—

Balance at January 28, 2012	908,207	2,627,955	6.47	9.0

Exercisable at January 28, 2012		—

Included in the options granted during Fiscal 2010 and outstanding as of January 28, 2012 are options to purchase 1,010,310 shares of common stock, which vest incrementally only upon the achievement of certain performance targets including achieving targeted internal rates of return for the Company’s preferred shareholders or the Company achieving certain market capitalization levels subsequent to an initial public offering. As of January 28, 2012, no compensation expense has been recognized for these options since the Company’s management determined that the performance targets were not probable of achievement at that date. Subsequent to January 28, 2012, these options were cancelled (note 11).

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2009	2010	2011
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	2.9%	1.8%	2.0%
Expected life of options	7.0 years	7.0 years	7.0 years
Expected dividend yield	—	—	—

The Company uses the simplified method to estimate the expected term of the option. Expected volatility is based upon historical volatility analysis of public company peers, and the risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, in Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $1.45, $3.41 and $3.58 respectively. The total intrinsic value of stock options exercised during Fiscal 2009, Fiscal 2010 and Fiscal 2011 was zero, $15,621 and zero, respectively.

As of January 28, 2012, there was $10,624 of total unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Plan, excluding options that vest upon the achievement of performance targets. That cost is expected to be recognized over a weighted average vesting period of 2.3 years.

The Company currently uses authorized and unissued shares to satisfy option award exercises.